Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities [Abstract]
Schedule of other current liabilities
As at December 31,	2021	2020
Deferred revenue (Note 23)	$78,157	$81,759
Decommissioning liabilities (Note 23)	991	790
Uncertain tax positions	1,315	1,315
Lease liabilities	1,949	2,131
Other	2,646	2,834
Other current liabilities	$85,058	$88,829